Leases (Supplemental Balance Sheet) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
Long-term right-of-use assets	$ 16,632
Current portion of operating lease obligation	2,354
Operating lease obligation, net of current portion	21,867
Total operating lease liabilities	$ 24,221